Provisions - Provisions Narrative (Details) € in Millions, S/ in Millions	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 PEN (S/)
Disclosure of other provisions [line items]
Other provisions	€ 1,894	€ 2,316
Goodwill expected to be deductible for tax purposes	420	352		€ 283
Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	881	1,247
Civil Proceedings
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	529	772
Telefónica Brazil
Disclosure of other provisions [line items]
Other provisions	686	898
Telefónica Brazil | Tax contingent liability
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	4,606	5,768
Telefónica Brazil | Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	189	253
Telefónica Brazil | Tax proceedings
Disclosure of other provisions [line items]
Other provisions	282	348		440
Telefónica Brazil | Vivo | Goodwill amortized for tax
Disclosure of other provisions [line items]
Other provisions	€ 129	184
Telefónica Peru | Tax proceedings
Disclosure of other provisions [line items]
Other provisions		€ 154	S/ 580	€ 439	€ 431	S/ 1,521